Financial assets designated at fair value	12 Months Ended
Dec. 31, 2017
Financial assets designated as measured at fair value through profit or loss [abstract]
Financial assets designated at fair value

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on pages 117 to 121.

14 Financial assets designated at fair value

Accounting for financial assets designated at fair value

In accordance with IAS 39, financial assets may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). The Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Group on the basis of its fair value, or includes terms that have substantive derivative characteristics described in Note 15.

The details on how the fair value amounts are derived for financial assets designated at fair value are described in Note 18.

	2017	2016
	£m	£m
Loans and advances	11,037	10,519
Debt securities	15	70
Equity securities	4,670	4,558
Reverse repurchase agreements	100,040	63,162
Customers' assets held under investment contracts	-	37
Other financial assets	519	262
Financial assets designated at fair value	116,281	78,608

Credit risk of loans and advances designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition together with the amount by which related credit derivatives mitigate this risk:

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	11,037	10,519	10	(42)	2	(42)
Value mitigated by related credit derivatives	256	339	1	(2)	(12)	(13)